UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  				[ ] is a restatement.
                                   				[ ] adds new holding entries.
Institutional Investment Manager Filing this Report:

					Name:     			Rock Point Advisors, LLC
					Address:  			77 College Street, 4th Floor
									P.O. Box 700
									Burlington, VT 05402
					Form 13F File Number:  	28-11103

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     				Evan I. Pemberton
Title:    				Chief Compliance Officer
Phone:    				802-864-2266
Signature, 				Place, 				and Date of Signing:
Evan I. Pemberton		        Burlington, VT			02-14-2013
Report type (Check only one.):
					[x]  13F HOLDINGS REPORT.
					[ ]  13F NOTICE.
					[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      	NONE
Form 13F Information Table Entry Total: 	71
Form 13F Information Table Value Total: 	184404

List of Other Included Managers: 		NONE

	FORM 13F INFORMATION TABLE
										  VALUE				INVESTMENT	   	 VOTING AUTHORITY
	NAME OF ISSUER			TITLE OF CLASS		CUSIP		(x$1000)     	SHRS		DISCRETION	  SOLE	    SHARED	 NONE
--------------------------------	----------------	-----------	----------- 	--------	----------	--------   ----------	--------
ABB Ltd ADR				SPONSORED ADR		000375204	3539		170245		SOLE		162395			7850
Accenture				SHS CLASS A		G1151C101	6696		100692		SOLE		94422			6270
Advanced Energy				COM			007973100	1963		142175		SOLE		135625			6550
Affiliated Managers Group		COM			008252108	332		2550		SOLE		2550			0
Agco					COM			001084102	5500		111979		SOLE		105514			6465
Agnico Eagle Mines			COM			008474108	492		9375		SOLE		9375			0
Anadarko Petroleum			COM			032511107	2539		34170		SOLE		32720			1450
Annaly Capital Mgmt			COM			035710409	193		13730		SOLE		13730			0
Apple Computer				COM			037833100	4192		7877		SOLE		7476			401
Barrick Gold				COM			067901108	2921		83435		SOLE		79500			3935
Best Buy				COM			086516101	2515		212250		SOLE		199715			12535
Capitol Federal Financial		COM			14057J101	2550		218160		SOLE		200282			17878
Chart Industries			COM PAR $0.01		16115Q308	5188		77800		SOLE		72940			4860
ChevronTexaco				COM			166764100	833		7705		SOLE		7705			0
Cisco Systems				COM			17275R102	5627		286379		SOLE		266829			19550
Coca-Cola				COM			191216100	219		6046		SOLE		4980			1066
Covidien				SHS   			G2554F113	4248		73578		SOLE		69088			4490
Devon Energy				COM			25179M103	3304		63483		SOLE		60636			2847
Eaton Vance Sr. Floating Rate		COM			27828Q105	166		10375		SOLE		10375			0
Eldorado Gold				COM			284902103	155		12000		SOLE		12000			0
Emerson Electric			COM			291011104	357		6748		SOLE		6748			0
Esco Technologies			COM			296315104	4928		131730		SOLE		124340			7390
Exxon Mobil				COM			30231G102	1672		19324		SOLE		16230			3094
General Electric			COM			369604103	555		26445		SOLE		21328			5117
General Mills				COM			370334104	349		8640		SOLE		8640			0
General Motors				COM			37045V100	1652		57290		SOLE		52992			4298
Gentherm				COM			37253A103	2393		179890		SOLE		174140			5750
GM Mandatory Preferred			JR PFD CNV SRB		37045V209	4740		107420		SOLE		101250			6170
Goldcorp				COM			380956409	229		6240		SOLE		6240			0
Green Mountain Coffee			COM			393122106	13354		323030		SOLE		305970			17060
Hugoton Royalty Trust			UNIT BEN INT		444717102	2356		322352		SOLE		308822			13530
International Business Machine		COM			459200101	538		2809		SOLE		2543			266
Japan Smaller Cap Fund			COM			47109U104	119		16571		SOLE		14237			2334
Johnson & Johnson			COM			478160104	363		5184		SOLE		4584			600
Kinross Gold				COM NO PAR		496902404	2571		264550		SOLE		253340			11210
Ladenburg Thalmann Financial S		COM			50575Q102	42		30000		SOLE		30000			0
Layne Christensen			COM			521050104	8239		339455		SOLE		320140			19315
LSB Industries				COM			502160104	5870		165727		SOLE		155582			10145
M.S. Emerging Markets Debt Fun		COM			61744H105	149		12440		SOLE		12440			0
Market Vectors Gold Miners ETF		GOLD MINER ETF		57060U100	2617		56420		SOLE		53320			3100
Maxwell Technologies			COM			577767106	2777		334615		SOLE		323455			11160
MFS Charter Income Trust		SH BEN INT		552727109	110		10900		SOLE		8900			2000
Microsoft				COM			594918104	6631		248264		SOLE		234422			13842
Monmouth Real Estate Investmen		CL A			609720107	3086		297840		SOLE		269840			28000
National Oilwell Varco			COM			637071101	6096		89188		SOLE		84093			5095
Newmont Mining				COM			651639106	2353		50677		SOLE		48162			2515
NTT Docomo				SPONS ADR		62942M201	3218		223324		SOLE		210224			13100
Old Republic International		COM			680223104	2690		252550		SOLE		231345			21205
Overhill Farms				COM			690212105	2423		559504		SOLE		539504			20000
Penn West Petroleum Ltd			COM			707887105	522		48055		SOLE		44955			3100
People's United Financial		COM			712704105	3812		315329		SOLE		291054			24275
Pepsico					COM			713448108	276		4038		SOLE		3788			250
Pfizer					COM			717081103	206		8211		SOLE		8211			0
Platinum Group Metals			COM NEW			72765Q205	22		26800		SOLE		26800			0
Procter & Gamble			COM			742718109	1420		20921		SOLE		18802			2119
Pzena Investment Management		CLASS A			74731Q103	2696		499203		SOLE		483528			15675
Quanta Services Inc			COM			74762E102	4732		173415		SOLE		163365			10050
Reed Elsevier				SPONS ADR NEW		758204200	4029		136201		SOLE		131776			4425
Resolute Forest Products		COM			76117W109	303		22906		SOLE		22217			689
Streetracks Gold Trust			GOLD SHS		78463V107	484		2985		SOLE		2985			0
Stryker					COM			863667101	4694		85630		SOLE		80395			5235
SunOpta					COM			8676EP108	4407		782720		SOLE		739265			43455
Sunrise Senior Living			COM			86768K106	173		12000		SOLE		12000			0
Templeton Global Income			COM			880198106	1130		119721		SOLE		111421			8301
TJX Companies				COM			872540109	3810		89764		SOLE		83734			6030
Vanguard Short-Term Bond		SHORT TRM BOND		921937827	1165		14380		SOLE		13630			750
Veolia Environnement			SPONSORED ADR		92334N103	250		20395		SOLE		20395			0
Vodafone Plc ADR			SPONS ADR NEW		92857W209	5261		208853		SOLE		197207			11646
W. P. Carey				COM			92936U109	9069		173910		SOLE		164215			9695
Whole Foods Market			COM			966837106	232		2550		SOLE		2300			250
ZaZa Energy				COM			98919T100	62		30000		SOLE		30000			0

